/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending June 30, 1998

MFS Government Markets Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
6/5/98      Shares of        50,000      6.5625       7.47        MLCO
            Beneficial
            Interest
6/9/98      Shares of        23,400      6.5625       7.47        MLCO
            Beneficial
            Interest
6/15/98     Shares of        100,000     6.75         7.48        MERRILL LYNCH
            Beneficial
            Interest
6/24/98     Shares of        50,000      6.6875       7.47        MERRILL LYNCH
            Beneficial
            Interest






Total Shares Repurchased:  223,400.00
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer